Transmission Rights and Programming (Tables)	12 Months Ended
Dec. 31, 2021
Transmission Rights and Programming.
Schedule of transmission rights and programming

	2021		2020
Transmission rights	Ps.	14,743,043	Ps.	9,695,030
Programming		5,689,652		4,683,980
		20,432,695		14,379,010
Non-current portion of:
Transmission rights		9,823,088		5,257,926
Programming		3,017,938		2,724,870
		12,841,026		7,982,796
Current portion of transmission rights and programming	Ps.	7,591,669	Ps.	6,396,214